Net Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Net Property, Plant and Equipment
Summary of property, plant and equipment

	Useful	December 31,
(Thousands of dollars)	Lives	2013	2012
Land and improvements	0-15 years	$194,237	$186,971
Buildings and improvements	30 years	395,598	384,535
Machinery and equipment	3-20 years	990,553	942,631
Vessels and vehicles	3-18 years	126,502	157,368
Office furniture and fixtures	5 years	30,102	29,972
Construction in progress		40,317	42,879
		1,777,309	1,744,356
Accumulated depreciation and amortization		(913,736)	(900,477)
Net property, plant and equipment		$863,573	$843,879